Offerings - Offering: 1	Oct. 30, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 38,980,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,383.14
Offering Note	(1) Calculated as the aggregate maximum purchase price based upon the net asset value per share as of September 30, 2025 of $7.16 and the offer to purchase up to 5,554.844.70 shares. (2) Calculated at $138.10 per $1,000,000 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and the Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026 dated August 25, 2025.